PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
PRINCIPAL ACCOUNTING POLICIES
Schedule of amounts and balances of the consolidated VIE that were included in the Group's consolidated financial statements after the elimination of intercompany balances and transactions

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	36	512
Short-term investments	337	—
Accounts receivable, net	—	367
Amount due from related parties	—	1,956
Prepayments and other current assets	3,607	6,851
Property and equipment, net	32	461
Intangible assets, net	14,018	12,774
Operating lease right-of-use assets	—	2,255
Total assets	18,030	25,176

Payable to riders and drivers	—	1,313
Amount due to related parties	—	32
Accrued expenses and other current liabilities	8,664	13,885
Current operating lease liabilities	—	830
Non-current operating lease liabilities	—	1,053
Total liabilities	8,664	17,113

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	6,621	3,183	3,293
Net loss	(15,263)	(38,674)	(49,741)
Net cash (used in)/provided by operating activities	(925)	14,612	535
Net cash used in investing activities	—	(14,604)	(59)

Schedule of estimated useful lives of property and equipment, net

Category	Estimated useful lives
Computer equipment	3 years
Office facilities	3-5 years
Vehicles	8 years
Software	3-5 years
Leasehold improvement	Over the shorter of the expected useful life or the lease term

Schedule of useful lives of identifiable intangible assets

Category	Amortization Years
BCA	7
NCC	7
Technology	3.7
Trademark and Domain Name	9-9.7

Schedule of disaggregated revenues by revenue

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Dada Now: (1)
Services	1,062,552	1,954,834	3,377,653
Sales of goods	48,887	41,951	56,925
Subtotal	1,111,439	1,996,785	3,434,578
JDDJ: (2)
Services	754,162	1,102,913	2,305,411
Others: (3)
Services	23,402	—	—
Sales of goods	33,012	—	—
Subtotal	56,414	—	—
Total	1,922,015	3,099,698	5,739,989

Notes:

(1)

Includes net revenue from on-demand delivery services provided through Dada Now, and Dada Now related services such as freight service to logistics companies and merchants on Dada Now and JDDJ, which did not operate through Dada Now.

(2)

Includes net revenues from delivery services provided to retailers on JDDJ of RMB448,014,  RMB588,752 and RMB970,697, and commission fee revenues from retailers on JDDJ of RMB225,884,  RMB347,870 and RMB687,789 for the years ended December 31, 2018, 2019 and 2020, respectively

(3)	Includes net revenue from front-end warehouses business and unmanned retail shelves businesses which were immaterial and terminated in 2019.

Schedule of opening and closing balances of the Group's advances from customers

Advances from
Customers
RMB
Opening Balance as of January 1, 2018	331
Increase, net	3,061
Ending Balance as of December 31, 2018	3,392
Increase, net	11,965
Ending Balance as of December 31, 2019	15,357
Increase, net	10,894
Ending Balance as of December 31, 2020	26,251

Schedule of Lease, Supplemental Cash Flow Information

Supplemental cash flow information related to operating leases included in operating lease assets and liabilities was as follows:

For the Year Ended
December 31, 2020
RMB
Cash payments	48,890
New operating lease assets obtained in exchange for operating lease liabilities	24,688

Schedule of Future lease payments under operating leases, excluding short-term leases not capitalized

Operating leases
RMB
2021	46,050
2022	31,381
2023	23,813
2024	18,607
Total future lease payments	119,851
Less: imputed interest	(8,589)
Total lease liability balance	111,262
Less: Current operating lease liabilities	41,737
Non-current operating lease liabilities	69,525

Schedule of Future Minimum Rental Payments for Operating Leases

As of December 31, 2019
RMB
2020	49,501
2021	37,812
2022	22,711
2023	17,125
2024 and after	15,440
Total lease commitment	142,589